Earnings/(Loss) Per Share - Disclosure of Basic Earnings/(Loss) Per Share (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Ordinary shares in issue (in shares)	636,799,000	634,768,000	632,634,000
Adjustment for weighted number of ordinary shares in issue (in shares)	(467,000)	(468,000)	(7,930,000)
Weighted number of ordinary shares in issue (in shares)	636,332,000	634,300,000	624,704,000
Treasury shares (in shares)	(11,999,000)	(12,451,000)	(5,267,000)
Basic weighted average number of ordinary shares in issue (in shares)	624,333,000	621,849,000	619,437,000
Owners of the parent1	R 29,349	R 14,384	R 8,196
Total basic earnings/(loss) per share (in rand per share)	R 47.01	R 23.13	R 13.23
Katleho ya Moruo Employee Share Ownership Plan
Earnings per share [abstract]
Treasury shares (in shares)	11,951,993	12,404,035
Harmony Gold ESOP Trust | Share trust controlled by entity | Ordinary shares
Disclosure of depositary receipts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)	11,774,157	12,168,183	12,651,525